UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Income Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Aerospace & Defense - 0.8%	DRS Technologies, Inc., 6.875%, 11/01/13	USD	170	$168,725
	DRS Technologies, Inc., 7.625%, 2/01/18		170	168,725
	Hawker Beechcraft Acquisitions Co. LLC, 8.50%, 4/01/15		40	18,800
	Hawker Beechcraft Acquisitions Co. LLC,
	8.875%, 4/01/15 (a)		100	41,500
	Hexcel Corp., 6.75%, 2/01/15		135	102,600
	L-3 Communications Corp., 5.875%, 1/15/15		140	113,400
				613,750
Airlines - 0.3%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		280	246,400
Auto Components - 2.4%	Allison Transmission, Inc., 11%, 11/01/15 (b)		335	164,150
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)		450	182,250
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		690	503,700
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		682	508,942
	Lear Corp., 8.75%, 12/01/16		370	79,550
	Meritor Automotive, Inc., 6.80%, 2/15/09		22	21,010
	Stanadyne Corp. Series 1, 10%, 8/15/14		525	351,750
				1,811,352
Automobiles - 0.7%	Ford Capital BV, 9.50%, 6/01/10		1,330	478,800
	Ford Motor Co., 8.90%, 1/15/32		300	69,000
				547,800
Building Products - 1.4%	CPG International I, Inc., 10.50%, 7/01/13		540	302,400
	Momentive Performance Materials, Inc., 11.50%, 12/01/16		805	213,325
	Ply Gem Industries, Inc., 11.75%, 6/15/13		895	530,288
				1,046,013
Capital Markets - 0.4%	E*Trade Financial Corp., 12.50%, 11/30/17		425	278,375
Chemicals - 3.7%	American Pacific Corp., 9%, 2/01/15		400	348,000
	Ames True Temper, Inc., 8.753%, 1/15/12 (c)		1,070	556,400
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (c)		425	208,250
	Hexion U.S. Finance Corp., 9.75%, 11/15/14		100	52,000
	Innophos, Inc., 8.875%, 8/15/14		1,170	994,500
	Key Plastics LLC, 11.75%, 3/15/13 (b)(d)(e)		205	10,250
	MacDermid, Inc., 9.50%, 4/15/17 (b)		755	407,700
	Terra Capital, Inc. Series B, 7%, 2/01/17		265	191,463
				2,768,563
Commercial Services &	Casella Waste Systems, Inc., 9.75%, 2/01/13		400	348,000
Supplies - 3.6%	DI Finance Series B, 9.50%, 2/15/13		904	768,400
	Sally Holdings LLC, 9.25%, 11/15/14		90	67,950
	Sally Holdings LLC, 10.50%, 11/15/16		394	228,520
	Waste Services, Inc., 9.50%, 4/15/14		800	608,000
	West Corp., 9.50%, 10/15/14		375	198,750
	West Corp., 11%, 10/15/16		1,195	513,850
				2,733,470
Communications Equipment -	Nortel Networks Ltd., 9.003%, 7/15/11 (c)		555	180,375
0.2%
Construction Materials - 1.5%	Nortek, Inc., 10%, 12/01/13		1,580	1,106,000

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Containers & Packaging - 6.9%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (c)	USD	300	$141,000
	Crown Americas LLC, 7.75%, 11/15/15		255	230,775
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	595	657,676
	Graphic Packaging International Corp., 9.50%, 8/15/13	USD	65	44,850
	Impress Holdings BV, 7.878%, 9/15/13 (b)(c)		775	466,937
	Jefferson Smurfit Corp. US, 7.50%, 6/01/13		1,000	290,000
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		2,600	2,444,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	50	48,279
	Pregis Corp., 12.375%, 10/15/13	USD	1,034	568,700
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17		1,140	302,100
				5,194,317
Diversified Financial Services -	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (b)		240	199,200
4.3%	FCE Bank Plc, 7.125%, 1/16/12	EUR	1,100	768,654
	FCE Bank Plc Series JD, 6.142%, 9/30/09 (c)		125	115,933
	Ford Motor Credit Co. LLC, 8.625%, 11/01/10	USD	140	70,012
	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (c)		145	63,800
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		1,500	646,963
	GMAC LLC, 6.875%, 8/28/12		710	248,549
	GMAC LLC, 4.403%, 12/01/14 (c)		630	189,000
	GMAC LLC, 6.75%, 12/01/14		1,064	345,722
	GMAC LLC, 8%, 11/01/31		330	86,787
	Leucadia National Corp., 8.125%, 9/15/15		600	520,500
				3,255,120
Diversified Telecommunication	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		480	340,800
Services - 8.8%	Cincinnati Bell, Inc., 7.25%, 7/15/13		2,085	1,709,700
	Qwest Capital Funding, Inc., 7%, 8/03/09		230	220,800
	Qwest Communications International, Inc., 7.50%, 2/15/14		910	591,500
	Qwest Communications International, Inc., Series B,
	7.50%, 2/15/14		640	416,000
	Qwest Corp., 5.246%, 6/15/13 (c)		850	595,000
	Verizon Communications, Inc., 8.75%, 11/01/18		655	655,168
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		1,100	902,000
	Windstream Corp., 8.125%, 8/01/13		855	705,375
	Windstream Corp., 8.625%, 8/01/16		645	503,100
				6,639,443
Electric Utilities - 2.1%	Edison Mission Energy, 7.50%, 6/15/13		35	28,525
	Elwood Energy LLC, 8.159%, 7/05/26		453	331,569
	Homer City Funding LLC Series B, 8.734%, 10/01/26		149	120,096
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		565	440,700
	Salton Sea Funding Corp. Series E, 8.30%, 5/30/11		619	658,512
				1,579,402
Electrical Equipment - 0.3%	Coleman Cable, Inc., 9.875%, 10/01/12		400	258,000
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16		590	265,500
Instruments - 0.4%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas,
Services - 1.9%	7.50%, 5/15/15		135	87,750

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	USD	220	$135,025
	North American Energy Partners, Inc., 8.75%, 12/01/11		1,560	1,170,000
				1,392,775
Food & Staples Retailing - 0.2%	Rite Aid Corp., 7.50%, 3/01/17		275	156,750
Food Products - 0.6%	Del Monte Corp., 8.625%, 12/15/12		475	429,875
Gas Utilities - 0.3%	Targa Resources, Inc., 8.50%, 11/01/13		345	189,750
Health Care Equipment &	Biomet, Inc., 10.375%, 10/15/17 (a)		120	94,800
Supplies - 3.2%	Biomet, Inc., 11.625%, 10/15/17		120	90,000
	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)		610	201,300
	DJO Finance LLC, 10.875%, 11/15/14		2,400	1,752,000
	Hologic, Inc., 2%, 12/15/37 (f)(g)		395	223,669
				2,361,769
Health Care Providers &	Community Health Systems, Inc., 8.875%, 7/15/15		230	184,575
Services - 2.2%	HCA, Inc., 9.25%, 11/15/16		105	85,312
	Tenet Healthcare Corp., 6.375%, 12/01/11		160	121,600
	Tenet Healthcare Corp., 6.50%, 6/01/12		1,770	1,292,100
				1,683,587
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		850	512,125
Leisure - 5.0%	Caesars Entertainment, Inc., 7.875%, 3/15/10		500	260,000
	Gaylord Entertainment Co., 8%, 11/15/13		1,110	659,062
	Gaylord Entertainment Co., 6.75%, 11/15/14		450	243,000
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)		1,390	959,100
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(d)(e)		649	133,045
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)		1,470	131,361
	MGM Mirage, 6%, 10/01/09		180	145,800
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12		630	422,100
	Travelport LLC, 6.828%, 9/01/14 (c)		75	18,000
	Tropicana Entertainment LLC, 9.625%, 12/15/14 (d)(e)		215	7,525
	Virgin River Casino Corp., 9%, 1/15/12		585	175,500
	Wynn Las Vegas LLC, 6.625%, 12/01/14		100	70,750
				3,737,368
Household Durables - 0.6%	Jarden Corp., 7.50%, 5/01/17		690	448,500
IT Services - 3.7%	Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(f)		180	127,350
	First Data Corp., 9.875%, 9/24/15		575	330,625
	iPayment, Inc., 9.75%, 5/15/14		335	227,800
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)		1,507	1,479,549
	SunGard Data Systems, Inc., 9.125%, 8/15/13		310	240,250
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		500	385,000
				2,790,574
Independent Power Producers &	AES Red Oak LLC Series B, 9.20%, 11/30/29		1,250	900,000
Energy Traders - 3.3%	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)		1,600	852,000
	NRG Energy, Inc., 7.25%, 2/01/14		100	81,500
	NRG Energy, Inc., 7.375%, 2/01/16		465	377,813

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16(a)(b)	USD	430	$232,200
				2,443,513
Industrial Conglomerates - 1.5%	Sequa Corp., 11.75%, 12/01/15 (b)		1,150	506,000
	Sequa Corp., 13.50%, 12/01/15 (a)(b)		1,499	638,922
				1,144,922
Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (b)		800	570,000
	USI Holdings Corp., 6.024%, 11/15/14 (b)(c)		310	127,488
				697,488
Machinery - 2.6%	AGY Holding Corp., 11%, 11/15/14		890	534,000
	Accuride Corp., 8.50%, 2/01/15		340	122,400
	RBS Global, Inc., 8.875%, 9/01/16		295	182,900
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,720	980,400
	Terex Corp., 7.375%, 1/15/14		175	138,250
				1,957,950
Marine - 0.2%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		254	152,400
Media - 14.0%	Affinion Group, Inc., 10.125%, 10/15/13		1,045	715,825
	CMP Susquehanna Corp., 9.875%, 5/15/14 (b)		865	153,537
	CSC Holdings, Inc. Series B, 8.125%, 7/15/09		165	158,400
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (c)		750	733,125
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10		2,345	1,190,087
	Charter Communications Holdings II, LLC, Series B,
	10.25%, 9/15/10		515	244,625
	Charter Communications Operating, LLC,
	8.375%, 4/30/14 (b)		500	340,000
	DirecTV Holdings LLC, 8.375%, 3/15/13		300	276,000
	DirecTV Holdings LLC, 7.625%, 5/15/16		640	545,600
	EchoStar DBS Corp., 7%, 10/01/13		192	144,000
	Harland Clarke Holdings Corp., 6.899%, 5/15/15 (c)		160	65,600
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		190	83,600
	Intelsat Corp., 9.25%, 6/15/16 (b)		240	200,400
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		304	142,880
	Network Communications, Inc., 10.75%, 12/01/13		830	273,900
	Nielsen Finance LLC, 10%, 8/01/14		1,780	1,281,600
	ProtoStar I Ltd., 10.50%, 10/15/12 (b)(c)(f)		1,393	1,044,444
	R.H. Donnelley Corp., 11.75%, 5/15/15 (b)		45	11,925
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		1,813	1,568,245
	Sinclair Broadcast Group, Inc. Class A, 4.875%,
	7/15/18 (b)(f)(g)		225	120,375
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,875	1,012,500
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(f)		550	228,938
				10,535,606
Metals & Mining - 3.5%	AK Steel Corp., 7.75%, 6/15/12		215	151,037
	Aleris International, Inc., 9%, 12/15/14 (a)		200	12,000
	Aleris International, Inc., 10%, 12/15/16		680	71,400
	FMG Finance Property Ltd., 10%, 9/01/13 (b)		240	134,400
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)		735	415,275
	Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (c)		395	237,000

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	USD	1,000	$710,000
	Newmont Mining Corp., 1.625%, 7/15/17 (f)		270	233,213
	Ryerson, Inc., 10.568%, 11/01/14 (b)(c)		180	118,800
	Ryerson, Inc., 12%, 11/01/15 (b)		100	62,000
	Steel Dynamics, Inc., 7.375%, 11/01/12		430	318,200
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		295	150,450
				2,613,775
Multiline Retail - 0.1%	Neiman Marcus Group, Inc., 9%, 10/15/15 (a)		110	46,750
Oil, Gas & Consumable Fuels -	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		575	362,250
8.3%	Berry Petroleum Co., 8.25%, 11/01/16		275	173,250
	Chaparral Energy, Inc., 8.50%, 12/01/15		100	37,000
	Chesapeake Energy Corp., 6.375%, 6/15/15		350	245,000
	Chesapeake Energy Corp., 6.625%, 1/15/16		235	163,912
	Chesapeake Energy Corp., 7.25%, 12/15/18		605	423,500
	Chesapeake Energy Corp., 2.25%, 12/15/38 (f)		375	178,125
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		245	100,450
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		605	314,600
	Corral Finans AB, 6.253%, 4/15/10 (a)(b)		936	586,971
	Denbury Resources, Inc., 7.50%, 12/15/15		75	51,375
	EXCO Resources, Inc., 7.25%, 1/15/11		1,115	858,550
	Encore Acquisition Co., 6%, 7/15/15		130	85,800
	Forest Oil Corp., 7.25%, 6/15/19 (b)		1,035	708,975
	OPTI Canada, Inc., 8.25%, 12/15/14		980	382,200
	PetroHawk Energy Corp., 7.875%, 6/01/15 (b)		300	211,500
	Sabine Pass LNG LP, 7.50%, 11/30/16		210	144,900
	SandRidge Energy, Inc., 8%, 6/01/18 (b)		455	291,200
	Whiting Petroleum Corp., 7.25%, 5/01/12		150	114,000
	Whiting Petroleum Corp., 7.25%, 5/01/13		1,155	820,050
				6,253,608
Paper & Forest Products - 2.0%	Abitibi-Consolidated, Inc., 8.85%, 8/01/30		80	14,400
	Bowater, Inc., 9%, 8/01/09		270	117,450
	Bowater, Inc., 4.996%, 3/15/10 (c)		350	115,500
	Domtar Corp., 7.875%, 10/15/11		100	81,500
	Domtar Corp., 7.125%, 8/15/15		160	108,800
	NewPage Corp., 10%, 5/01/12		1,260	680,400
	Norske Skog Canada Ltd., 7.375%, 3/01/14		175	78,750
	Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (c)		130	70,200
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		465	223,200
				1,490,200
Pharmaceuticals - 0.5%	Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (c)		630	359,100
Professional Services - 0.3%	FTI Consulting, Inc., 7.75%, 10/01/16		275	236,500
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		1,125	196,875
Development - 0.4%	Realogy Corp., 12.375%, 4/15/15		674	107,840
				304,715
Semiconductors &	Spansion, Inc., 5.328%, 6/01/13 (b)(c)		550	115,500
Semiconductor Equipment -
0.2%

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Software - 0.1%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)	USD	198	$75,180
Specialty Retail - 3.9%	Asbury Automotive Group, Inc., 7.625%, 3/15/17		240	96,000
	AutoNation, Inc., 6.753%, 4/15/13 (c)		190	120,650
	AutoNation, Inc., 7%, 4/15/14		360	234,000
	General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(c)		800	456,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		990	569,250
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(g)		470	203,863
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12		2,275	352,625
	Michaels Stores, Inc., 10%, 11/01/14		580	182,700
	Michaels Stores, Inc., 11.375%, 11/01/16		480	105,600
	Rent-A-Center, Inc. Series B, 7.50%, 5/01/10		367	341,310
	United Auto Group, Inc., 7.75%, 12/15/16		710	259,150
				2,921,148
Textiles, Apparel & Luxury	Quiksilver, Inc., 6.875%, 4/15/15		350	129,500
Goods - 0.2%
Thrifts & Mortgage Finance -	Residential Capital LLC, 8.50%, 5/15/10 (b)		370	107,300
0.1%
Wireless Telecommunication	American Tower Corp., 7.125%, 10/15/12		1,000	937,500
Services - 10.5%	Centennial Communications Corp., 9.633%, 1/01/13 (c)		650	607,750
	Centennial Communications Corp., 8.125%, 2/01/14		645	638,550
	Cricket Communications, Inc., 9.375%, 11/01/14		540	428,625
	Cricket Communications, Inc., 10%, 7/15/15 (b)		420	342,300
	Digicel Group Ltd., 8.875%, 1/15/15 (b)		690	355,350
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)		1,320	666,600
	FiberTower Corp., 9%, 11/15/12 (f)		300	90,375
	iPCS, Inc., 5.318%, 5/01/13 (c)		330	231,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,335	1,094,700
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		1,980	1,435,500
	Sprint Capital Corp., 7.625%, 1/30/11		1,195	860,400
	Verizon Wireless Capital LLC, 8.50%, 11/15/18 (b)		190	191,708
				7,880,358
	Total Corporate Bonds - 108.1%			81,180,341
	Floating Rate Loan Interests
Auto Components - 1.6%	Allison Transmission, Inc. Term Loan,
	4.38% - 5.57%, 8/07/14		1,049	624,737
	Dana Corp. Term Advance, 7.25% - 8.02%, 1/31/15		823	488,272
	Delphi Automotive Systems Initial Tranche C,
	8.50%, 12/31/08		136	33,580
	Delphi Automotive Systems Subsequent Tranche C Term
	Loan, 8.50%, 12/31/08		164	40,420
				1,187,009
Automobiles - 0.4%	Ford Motor Co. Term Loan, 4.43%, 12/16/13		424	169,442
	General Motors Corp. Term Secured Loan, 5.795%,
	11/29/13		373	143,644
				313,086

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Building Products - 2.9%	Building Material Corp. of America Term Loan Advance,
	6.50% - 6.625%, 2/22/14	USD	249	$153,293
	CPG International, I Inc. Term Loan B, 7.20%, 2/28/11		1,496	1,466,307
	Stile Acquisition (Masonite International) Canadian Term Loan,
	5.50%, 4/06/13		492	285,054
	Stile Acquisition (Masonite International) U.S. Term Loan B, 5%,
	4/06/13		499	288,679
				2,193,333
Chemicals - 0.9%	PQ Corp. Second Lien Term Loan, 9.97%, 5/29/15		1,500	712,500
Health Care Providers &	Community Health Systems, Inc. Term Loan B,
Services - 1.4%	4.018% - 4.446%, 7/25/14		713	522,534
	Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11 (a)		827	537,306
				1,059,840
Hotels, Restaurants & Leisure -	Travelport, Inc. Term Loan, 8.936%, 3/20/12 (a)		1,880	488,896
0.7%
Independent Power Producers &	Calpine Corp. First Priority Term Loan, 6.645%, 3/29/14		299	209,366
Energy Traders - 2.1%	Texas Competitive Electric Holdings Co. LLC (TXU) Initial
	Tranche Term Loan B-2, 5.268% - 7.262%, 10/10/14		547	369,599
	Texas Competitive Electric Holdings Co. LLC (TXU) Initial
	Tranche Term Loan B-3, 5.267% - 7.262%, 10/10/14		1,485	1,002,004
				1,580,969
Machinery - 0.9%	Navistar International Transportation Corp. Revolving Credit,
	4.686% - 7.126%, 1/19/12		245	132,300
	Navistar International Transportation Corp. Term Loan,
	4.682%, 1/19/12		680	367,200
	Rexnord Corp. Loan, 9.181%, 3/01/13 (a)		190	148,463
				647,963
Media - 3.9%	Cengage (Thomson Learning, Inc.) Tranche 1 Incremental Term
	Loan 2, 7.50%, 7/05/14		748	628,425
	HMH Publishing (Education Media), Mezzanine, 13.016%,
	11/14/14		2,616	1,569,532
	HMH Publishing (Education Media), Tranche A, 7.516%,
	11/14/14		1,098	692,045
				2,890,002
Multiline Retail - 0.3%	Dollar General Term Loan B1, 5.75% - 6.17%, 7/03/14		295	226,486
Oil, Gas & Consumable Fuels -	Turbo Beta Limited Dollar Facility, 2.50% - 14.50%,
1.3%	3/15/18(h)		1,009	988,596
Paper & Forest Products - 0.6%	Georgia-Pacific LLC First Lien Term Loan B,
	2.76% - 5.262%, 12/22/12		155	118,919
	Verso Paper Holdings LLC Term Loan, 10.012%, 2/01/13		421	320,753
				439,672
	Total Floating Rate Loan Interests - 17.0%			12,728,352
	Common Stocks		Shares
Containers & Packaging - 0.1%	Owens-Illinois, Inc. (e)		4,745	95,944
Machinery - 0.0%	Goss Holdings Inc. Class B (e)(h)		64,467	1
	Total Common Stocks - 0.1%			95,945

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Securities
			Par
	Capital Trusts		(000)	Value
Diversified Financial	Citigroup, Inc. Series E, 8.40% (c)(i)	USD	1,510	$891,580
Services - 1.9%	JPMorgan Chase & Co., 7.90% (c)(i)		670	524,503
	Total Capital Trusts - 1.9%			1,416,083
	Preferred Stocks		Shares
Containers & Packaging - 0.2%	Smurfit-Stone Container Corp., 7% (a)(f)		30,000	139,686
Independent Power Producers &	NTG Energy, Inc., 4% (f)		500	600,000
Energy Traders - 0.8%
Media - 0.1%	Emmis Communications Corp. Class A, 6.25% (f)		10,300	41,200
Wireless Telecommunication	Crown Castle International Corp., 6.25% (f)		10,000	332,500
Services - 0.4%
	Total Preferred Stocks - 1.5%			1,113,386
	Total Preferred Securities - 3.4%			2,529,469
			Beneficial
			Interest
	Other Interests (j)		(000)
Health Care Providers &	Critical Care Systems International, Inc. (h)	USD	5	1,592
Services - 0.0%
	Total Other Interests - 0.0%			1,592
	Total Investments
	(Cost - $154,276,180*) - 128.6%			96,535,699
	Liabilities in Excess of Other Assets - (28.6)%			(21,444,210)
	Net Assets - 100.0%			$75,091,489

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$154,371,532
Gross unrealized appreciation	$144,218
Gross unrealized depreciation	(57,980,051)
Net unrealized depreciation	$(57,835,833)
(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments. (e) Non-income producing security.
(f)	Convertible security.
(g)	Represents a step bond. Rate shown reflects the effective yield at time of purchase. (h) Security is fair valued.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

BlackRock High Income Shares
Schedule of Investments November 30, 2008 (Unaudited)
•	Foreign currency exchange contracts as of November 30, 2008 were as follows:
					Unrealized
Currency		Currency		Settlement	Appreciation
Purchased		Sold		Date	(Depreciation)
USD	1,176,112	EUR	931,500	12/10/08	$(7,049)
USD	509,708	EUR	395,000	1/21/09	8,087
Total					$1,038

•	Currency Abbreviations:
	EUR	Euro
	USD	U.S. Dollar

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$95,944	-
Level 2	90,003,350	$1,038
Level 3	6,436,405	-
Total	$96,535,699	$1,038
* Other financial instruments are foreign currency exchange contracts.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in
Securities
Balance, as of September 1, 2008	$984,930
Accrued discounts/premiums	-
Realized gain (loss)	275
Change in unrealized appreciation (depreciation)	(2,088,037)
Net purchases (sales)	17,314
Net transfers in/out of Level 3	7,521,923
Balance, as of November 30, 2008	$6,436,405

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Shares

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: January 20, 2009